COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Based on currently available information, the Group has recorded accrued liabilities for class action of US$12,000 (equivalent to RMB83,575) in this regard as of December 31, 2022. Subsequent legal proceedings see “Note 23 Subsequent events – U.S Class Action”.

Purchase Commitment

The Group’s purchase commitments primarily relate to purchase of software and equipment. Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

Year ended December 31,	RMB
2023	14,945
2024 and thereafter	1,736